Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Fosterville
Total	$ 630,000	$ 40,720,000	$ 2,830,000		$ 44,180,000
Kirkland Lake Australia
Total	124,710,000		3,590,000		128,300,000
Northern Territory Government
Total			970,000		970,000
Greyhound
Total			30,000		30,000
Amaruq
Total		27,250,000	140,000		27,390,000
Got
Total			10,000		10,000
Hope Bay
Total	1,640,000		2,570,000		4,210,000
Meadowbank
Total	6,910,000	22,320,000	7,770,000		37,000,000
Meliadine
Total	3,880,000	14,450,000	6,710,000		25,040,000
Vault
Total		1,000,000			1,000,000
Wasamac
Total	50,000		50,000		100,000
Akasaba West
Total			10,000		10,000
Cobalt
Total	20,000				20,000
Detour Lake Mine
Total	9,830,000	8,190,000	24,450,000	$ 750,000	43,220,000
Hammond Reef
Total	30,000	280,000			310,000
Holt Mine Complex
Total	30,000		30,000		60,000
Jennings
Total			170,000		170,000
Macassa Mine
Total	120,290,000	3,880,000	6,240,000		130,410,000
Sam
Total			20,000		20,000
Upper Beaver
Total	100,000	900,000	340,000		1,340,000
Upper Canada
Total	20,000				20,000
Wydee
Total			10,000		10,000
Bousquet
Total			10,000		10,000
Canadian Malartic
Total	5,230,000	1,010,000	4,880,000		11,120,000
CSD
Total		60,000	1,140,000		1,200,000
Douay
Total	10,000		20,000		30,000
El Coco
Total			50,000		50,000
Francoeur
Total			10,000		10,000
Goldex
Total	47,480,000		660,000	230,000	48,370,000
Kinebik
Total			30,000		30,000
Laronde
Total	110,090,000		7,510,000		117,600,000
LTA
Total			10,000		10,000
Pandora
Total			10,000		10,000
Telbel & Eagle
Total			30,000		30,000
Kittila
Total	52,020,000	10,550,000	3,030,000		65,600,000
La India
Total	5,300,000				5,300,000
Pinos Altos
Total	700,000	$ 7,700,000	900,000	$ 100,000	9,400,000
Pinos Altos & Creston Mascota
Total	47,700,000				47,700,000
Regional
Total	$ 5,800,000				5,800,000
Delta
Total			280,000		280,000
Gilt Edge
Total			1,820,000		1,820,000
Helm Bay
Total			$ 180,000		$ 180,000